N-2 - USD ($)			3 Months Ended
		Sep. 09, 2026	Jun. 30, 2026
Cover [Abstract]
Entity Central Index Key		0001867090
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		Fundrise Innovation Fund, LLC
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses (as a percentage of offering price)
Maximum Sales Charge	3.00	%*
Offering Costs(1)	0.11%
[1]	Assuming a Common Share Offering price of $38.12 (the closing price of the Common Shares on the NYSE on September 8, 2026 and estimated Offering costs of $1,128,100.

Sales Load [Percent]	[1]	3.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[2]	0.11%
Annual Expenses [Table Text Block]
ANNUAL FUND OPERATING EXPENSES (as a percentage of the Fund’s net assets attributable to the Shares)

Management Fee	1.85%
Other Expenses
Other Expenses – General	0.24%
Other Expenses – Marketing	1.10%
Total Other Expenses[2]	1.34%
Interest on Borrowed Funds[3]	0.02%
Acquired Fund Fees and Expenses[4]	0.19%
Total Annual Fund Operating Expenses[5]	3.40%
[2]	The Annual Expenses shown above are based on the Fund’s estimated average net assets attributable to Common Shares for the current fiscal year of $1.0 billion. Other Expenses are based on estimated amounts for the current fiscal year.
[3]	The table assumes the Fund’s use of leverage in an amount equal to less than 5% of the Fund’s total assets (less all liabilities and indebtedness not represented by 1940 Act leverage). The Fund’s actual interest costs associated with leverage may differ from the estimates above.
[4]	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies or companies that would be investment companies but for the exceptions to that definition provided by Sections 3(c) (1) and 3(c)(7) of the 1940 Act.
[5]	Total Annual Operating Expenses differ from the ratio of net expenses to average net assets contained in the Fund’s Financial Highlights because such ratio does not include acquired fund fees and expenses and because other expenses have been estimated to reflect current fiscal year fees and expenses. This includes reflecting an elimination of an estimate for current income tax expense because while the Fund incurred deferred tax expenses in the prior fiscal years under C corporation tax treatment, going forward, the Fund expects to meet the requirements to qualify and operate as a RIC under Subchapter M of the Code. As a result, the Fund does not anticipate incurring additional federal income tax expense on its investment income or gains, provided it continues to meet RIC qualification requirements. The Adviser and the Fund previously entered into an Expense Limitation Agreement pursuant to which the Adviser contractually agreed to waive its management fee and/or pay or reimburse the ordinary annual operating expenses of the Fund (including organizational and Offering costs, but excluding interest payments, taxes, brokerage commissions, fees and expenses incurred by the Fund’s use of leverage, acquired fund fees and extraordinary or non-routine expenses, including with respect to reorganizations or litigation affecting the Fund) (the “Operating Expenses”) to the extent necessary to limit the Fund’s Operating Expenses to 3.00% of the Fund’s average daily net assets. The Adviser may seek recoupment from the Fund of any fees waived or expenses paid or reimbursed to the Fund for a period ending three years after the date of the waiver, payment or reimbursement, subject to the limitation that the recoupment will not cause the Fund’s Operating Expenses to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or expenses paid or reimbursed, or (b) the expense limitation amount in effect at the time of the recoupment. On January 14, 2026, the Board, at the Adviser’s recommendation, approved terminating the Expense Limitation Agreement as of the listing of the Fund on the Exchange. The Fund’s shares began trading on the NYSE on March 19, 2026.

Management Fees [Percent]		1.85%
Interest Expenses on Borrowings [Percent]	[3]	0.02%
Acquired Fund Fees and Expenses [Percent]	[4]	0.19%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]		0.24%
Other Annual Expense 2 [Percent]		1.10%
Other Annual Expenses [Percent]	[5]	1.34%
Total Annual Expenses [Percent]	[6]	3.40%
Expense Example [Table Text Block]	[7]

Example

The following example illustrates the expenses including the applicable transaction fees (referred to as the “Maximum Sales Charge” in the fee table above), if any, and estimated Offering costs, that a Common Shareholder would pay on a $1,000 investment that is held for the time periods provided in the table. The example assumes that all dividends and other distributions are reinvested in the Fund and that the Fund’s Annual Total Expenses, as provided above, remain the same. The example also assumes a transaction fee of 3.00%, as a percentage of the Offering price, and a 5% annual return.[1]

1 Year	3 Years	5 Years	10 Years
$64	$134	$207	$398

The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown above.

[1]	The example assumes that all dividends and distributions are reinvested at Common Shares NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01		$ 64
Expense Example, Years 1 to 3		134
Expense Example, Years 1 to 5		207
Expense Example, Years 1 to 10		$ 398
Purpose of Fee Table , Note [Text Block]

The purpose of the table and the example below is to help you understand all fees and expenses that you, as a shareholder of Common Shares (“Common Shareholder”), would bear directly or indirectly. The table shows the expenses of the Fund as a percentage of the average net assets applicable to Common Shares, and not as a percentage of total assets.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Fundrise Innovation Fund, LLC (the “Fund”), a non-diversified, closed-end management investment company, is offering up to $1,000,000,000 of its common shares of limited liability company interests (the “Common Shares”), pursuant to this prospectus supplement and the accompanying prospectus.

The Fund has entered into an Open Market Sale AgreementSM (the “Sales Agreement”) with Jefferies LLC (the “Sales Agent”), relating to the Common Shares offered by this prospectus supplement and the accompanying prospectus. In accordance with the terms of the Sales Agreement, under this prospectus supplement, the Fund may offer and sell Common Shares having an aggregate offering price of up to $1,000,000,000 from time to time through the Sales Agent (the “Offering”).

Share Price [Table Text Block]

The following table shows for the periods indicated: (i) the high and low sales prices for the Common Shares reported as of the end of the day on the NYSE, (ii) the corresponding NAV per share, and (iii) the premium/(discount) to NAV per share at which the Common Shares were trading as of such date.

	Closing Market Price per Common Share		NAV per Common Share on Date of Market Price		Premium/ (Discount) on Date of Market Price
Fiscal Quarter Ended	High	Low	High	Low	High	Low
June 2026	$289.51	$76.88	$18.97	$18.97	1,426.15%	305.27%

Lowest Price or Bid			$ 76.88
Highest Price or Bid			289.51
Lowest Price or Bid, NAV			18.97
Highest Price or Bid, NAV			$ 18.97
Highest Price or Bid, Premium (Discount) to NAV [Percent]			1426.15%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			305.27%
Share Prices Not Actual Transactions [Text Block]

TRADING AND NET ASSET VALUE INFORMATION

Common Shares began trading on the NYSE under the symbol “VCX” on March 19, 2026. Prior to March 19, 2026 the Fund was not listed on an exchange and made periodic repurchase offers in the sole discretion of the Board.

Because the Fund is newly listed on the NYSE, its Common Shares have a limited history of public trading. Since the commencement of public trading, the Common Shares have traded at a substantial premium to the Fund's NAV per share. Investors purchasing in this Offering will pay more than the NAV underlying each share. Whether investors will realize gains or losses upon the sale of their Common Shares will depend not upon the Fund’s NAV but entirely upon whether the market price of the Common Shares at the time of sale is above or below the investor’s original purchase price for their Common Shares. Investors purchasing Common Shares while they are trading at a premium may incur significant losses even if NAV is stable or increases. Shares of closed-end investment companies frequently trade at a discount to NAV. The risk of loss may be greater for investors expecting to sell their Common Shares in a relatively short period after purchase. The Fund cannot predict whether the Common Shares will trade at, below or above NAV.

The following table shows for the periods indicated: (i) the high and low sales prices for the Common Shares reported as of the end of the day on the NYSE, (ii) the corresponding NAV per share, and (iii) the premium/(discount) to NAV per share at which the Common Shares were trading as of such date.

	Closing Market Price per Common Share		NAV per Common Share on Date of Market Price		Premium/ (Discount) on Date of Market Price
Fiscal Quarter Ended	High	Low	High	Low	High	Low
June 2026	$289.51	$76.88	$18.97	$18.97	1,426.15%	305.27%

The NAV per Common Share, the market price, and percentage of premium/(discount) to NAV per Common Share on September 8, 2026, was $21.70, $38.12 and 75.67%, respectively. As of September 8, 2026, the Fund had 35,797,138 Common Shares outstanding and net assets applicable to Common Shares of $776,968,362.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

CAPITALIZATION

The Fund may offer and sell up to $1,000,000,000 of its Common Shares from time to time pursuant to the Sales Agreement under this prospectus supplement and the accompanying prospectus. There is no guarantee that there will be any sales of the Common Shares pursuant to this prospectus supplement and the accompanying prospectus. The table below assumes that the Fund will sell $1,000,000,000 of its Common Shares at a price of $38.12 (which represents the last reported sales price per share of the Common Shares on the NYSE on September 8, 2026). Actual sales, if any, of the Common Shares under this prospectus supplement and the accompanying prospectus may be greater or less than $38.12 per share, depending on the market price of the Common Shares at the time of any such sale.

The following table sets forth the Fund’s capitalization (1) on a historical basis as of September 8, 2026; and (2) on a pro forma basis as adjusted to reflect the assumed sale of $1,000,000,000 Common Shares at $38.12 per share (the last reported price per share of the Common Shares on the NYSE on September 8, 2026), in an offering under this prospectus supplement and the accompanying prospectus, after deducting the assumed commission of $30,000,000 (representing an estimated commission to the Sales Agent equal to 3.0% of the gross proceeds of the sale of Common Shares.

	September 8, 2026 (unaudited)	As Adjusted for Offering (unaudited)
Paid-in capital	$465,551,515	$1,435,551,515	*
Total distributable earnings (loss)	$311,416,847	$311,416,847
Net assets applicable to Common Shares	$776,968,362	$1,746,968,362
Common Shares	35,797,138	62,030,086
Net asset value	$21.70	$28.16
*	Assumes a total of $1,128,100 of the estimated Offering costs will be deferred over the three-year life of the registration statement.

Security Title [Text Block]		Common Shares

[1]	The maximum sales charge for offerings made at-the-market is 3.00%. Fund shareholders will pay all offering expenses involved with this Offering.
[2]	Assuming a Common Share Offering price of $38.12 (the closing price of the Common Shares on the NYSE on September 8, 2026 and estimated Offering costs of $1,128,100.
[3]	The table assumes the Fund’s use of leverage in an amount equal to less than 5% of the Fund’s total assets (less all liabilities and indebtedness not represented by 1940 Act leverage). The Fund’s actual interest costs associated with leverage may differ from the estimates above.
[4]	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies or companies that would be investment companies but for the exceptions to that definition provided by Sections 3(c) (1) and 3(c)(7) of the 1940 Act.
[5]	The Annual Expenses shown above are based on the Fund’s estimated average net assets attributable to Common Shares for the current fiscal year of $1.0 billion. Other Expenses are based on estimated amounts for the current fiscal year.
[6]	Total Annual Operating Expenses differ from the ratio of net expenses to average net assets contained in the Fund’s Financial Highlights because such ratio does not include acquired fund fees and expenses and because other expenses have been estimated to reflect current fiscal year fees and expenses. This includes reflecting an elimination of an estimate for current income tax expense because while the Fund incurred deferred tax expenses in the prior fiscal years under C corporation tax treatment, going forward, the Fund expects to meet the requirements to qualify and operate as a RIC under Subchapter M of the Code. As a result, the Fund does not anticipate incurring additional federal income tax expense on its investment income or gains, provided it continues to meet RIC qualification requirements. The Adviser and the Fund previously entered into an Expense Limitation Agreement pursuant to which the Adviser contractually agreed to waive its management fee and/or pay or reimburse the ordinary annual operating expenses of the Fund (including organizational and Offering costs, but excluding interest payments, taxes, brokerage commissions, fees and expenses incurred by the Fund’s use of leverage, acquired fund fees and extraordinary or non-routine expenses, including with respect to reorganizations or litigation affecting the Fund) (the “Operating Expenses”) to the extent necessary to limit the Fund’s Operating Expenses to 3.00% of the Fund’s average daily net assets. The Adviser may seek recoupment from the Fund of any fees waived or expenses paid or reimbursed to the Fund for a period ending three years after the date of the waiver, payment or reimbursement, subject to the limitation that the recoupment will not cause the Fund’s Operating Expenses to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or expenses paid or reimbursed, or (b) the expense limitation amount in effect at the time of the recoupment. On January 14, 2026, the Board, at the Adviser’s recommendation, approved terminating the Expense Limitation Agreement as of the listing of the Fund on the Exchange. The Fund’s shares began trading on the NYSE on March 19, 2026.
[7]	The example assumes that all dividends and distributions are reinvested at Common Shares NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.